As filed with the Securities and Exchange Commission on August 17, 2011

File Nos. 811-21108

333-89354

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 15	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 16	☒

(Check appropriate box or boxes)

PIONEER SERIES TRUST X

(formerly, Pioneer Fundamental Growth Fund)

(Exact Name of Registrant as Specified in Charter)

60 State Street

Boston, Massachusetts 02109

(Address of Principal Executive Offices) (Zip Code)

(617) 742-7825

(Registrant’s Telephone Number, including Area Code)

Terrence J. Cullen

Pioneer Investment Management, Inc.

60 State Street

Boston, Massachusetts 02109

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(3)of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 15 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 17th day of August, 2011.

Pioneer Series Trust X

By:	/s/ Daniel K. Kingsbury
Daniel K. Kingsbury Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated below on August 17, 2011:

	Signature	Title

	John F. Cogan, Jr.* John F. Cogan, Jr.	Chairman of the Board, President (Principal Executive Officer) and Trustee

	Mark E. Bradley* Mark E. Bradley	Treasurer (Principal Financial and Accounting Officer)

	David R. Bock* David R. Bock	Trustee

	Mary K. Bush* Mary K. Bush	Trustee

	Benjamin M. Friedman* Benjamin M. Friedman	Trustee

	Margaret B. W. Graham* Margaret B. W. Graham	Trustee

	/s/ Daniel K. Kingsbury Daniel K. Kingsbury	Executive Vice President and Trustee

	Thomas J. Perna* Thomas J. Perna	Trustee

	Marguerite A. Piret* Marguerite A. Piret	Trustee

	Stephen K. West* Stephen K. West	Trustee

*By:	/s/ Daniel K. Kingsbury Daniel K. Kingsbury Attorney-in-Fact	Dated: August 17, 2011

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase